Restructuring Costs (Notes)	12 Months Ended
Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Activities Disclosure [Text Block]
operational improvement program designed to strengthen the Company’s client service capabilities and to deliver future cost savings (hereinafter referred to as the Operational Improvement Program). The main elements of the program, which is expected to be completed by the end of 2017, include the following:

•
movement of more than 3,500 Legacy Willis support roles from higher cost locations to Legacy Willis facilities in lower cost locations, bringing the ratio of employees in higher cost versus lower cost near-shore and off-shore centers from approximately 80:20 to approximately 60:40;

•	net workforce reductions in support positions;

•	lease consolidation in real estate and reductions in ratios of seats per employee and square footage of floor space per employee; and

•	information technology systems simplification and rationalization.
The Company recognized restructuring costs of $126 million in the year ended December 31, 2015, related to its Operational Improvement Program (2014: $36 million).
An analysis of the cost for restructuring recognized in the statement of operations in the year ended December 31, 2015 and December 31, 2014, by segment, are as follows:

	Year Ended December 31, 2015
	Willis North America	Willis International	Willis GB	Willis Capital, Wholesale & Reinsurance	Corporate & other	Total
	(millions)
Termination benefits	$8	$8	$10	$7	$3	$36
Professional services and other	23	18	17	2	30	90
Total	$31	$26	$27	$9	$33	$126

	Year Ended December 31, 2014
	Willis North America	Willis International	Willis GB	Willis Capital, Wholesale & Reinsurance	Corporate & other	Total
	(millions)
Termination benefits	$3	$3	$9	$1	$—	$16
Professional services and other	—	2	1	—	17	20
Total	$3	$5	$10	$1	$17	$36

An analysis of the total cumulative restructuring costs recognized for the Operational Improvement Program from commencement to December 31, 2015 by segment is as follows:

	Willis North America	Willis International	Willis GB	Willis Capital, Wholesale & Reinsurance	Corporate & other	Total
	(millions)

2014
Termination benefits	$3	$3	$9	$1	$—	$16
Professional services and other	—	2	1	—	17	20

2015
Termination benefits	$8	$8	$10	$7	$3	$36
Professional services and other	23	18	17	2	30	90

Total
Termination benefits	$11	$11	$19	$8	$3	$52
Professional services and other	23	20	18	2	47	110
Total	$34	$31	$37	$10	$50	$162

At December 31, 2015, the Company’s liability under the Operational Improvement Program is as follows:

	Termination Benefits	Professional Services and other	Total
	(millions)
Balance at January 1, 2014	$—	$—	$—
Charges incurred	16	20	36
Cash payments	(11)	(14)	(25)
Balance at December 31, 2014	$5	$6	$11
Charges incurred	36	90	126
Cash payments	(26)	(85)	(111)
Balance at December 31, 2015	$15	$11	$26